Note 8 - Financial Instruments - Contractual Net Interest Payments (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Not later than one year [member]
Statement Line Items [Line Items]
Interest payments	$ 30,077
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Interest payments	69,836
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Interest payments	33,152
Later than five years [member]
Statement Line Items [Line Items]
Interest payments